SIMPSON THACHER & BARTLETT LLP
425 LEXINGTON AVENUE
NEW YORK, N.Y. 10017-3954
(212) 455-2000

FACSIMILE (212) 455-2502
DIRECT DIAL NUMBER	E-MAIL ADDRESS
212-455-3080	RNORMAN@STBLAW.COM

April 25, 2005

VIA FEDERAL EXPRESS AND EDGAR

Re:	New Skies Satellites Holdings Ltd.
Amendment No. 2 to the Registration Statement on Form S-1
File No.: 333-122322

New Skies Satellites B.V.
Registration Statement on Form S-4
File No.: 333-123420

Larry Spirgel
Assistant Director
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Dear Mr. Spirgel:

On behalf of New Skies Satellites Holdings Ltd. (the “Company”) and New Skies Satellites B.V., we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the “Staff”) dated April 4, 2005 (the “comment letter”) relating to the above-referenced Amendment No. 2 to the Registration Statement on Form S-1 filed on March 28, 2005 (the “S-1 Registration Statement”) and Registration Statement on Form S-4 filed on March 18, 2005 (the “S-4 Registration Statement” and, together with the S-1 Registration Statement, the “Registration Statements”).  We have revised the S-1 Registration Statement in response to the Staff’s comments and are filing concurrently with this letter Amendment No. 3 to the Registration Statement (“Amendment No. 3”), which reflects these revisions and updates a limited amount of other information. We intend to revise the S-4 Registration Statement in response to the comment letter and any subsequent comments from the Staff once we have confirmation that the revisions to the S-1 Registration Statement adequately address the Staff’s comments.

For your convenience, the numbered paragraphs of this letter correspond to the numbered paragraphs of the comment letter.  Page references in the text of this letter correspond to the pages of Amendment No. 3.

Form S-1 filed March 28, 2005

General

1.                                       We note your disclosure that you intend to issue stock options in connection with the offering. Tell us in your response letter how you have valued these options and how this valuation compares with the initial public offering midpoint of $19.  We also note that, upon the payment of dividends to the shareholders, the options will be adjusted to take into account that the option holder will not receive the benefit of the dividend.  Tell us in your response letter how you intend to account for these options and provide disclosure in management’s discussion and analysis regarding the impact of these option issuances on future results of operations.

The Company intends to value its stock options upon the completion of the initial public offering, as the options will then effectively be granted, the number of options will be fixed and the initial public offering price and grant date fair value will be known.  Compensation cost will be recognized over the vesting period. Upon payment of dividends to shareholders, the per share exercise price of the stock options and the number of shares subject to such options will be adjusted based upon a defined formula.  This dividend protection provision will be factored into the initial estimation of fair value of the stock options at the date of grant.

In response to the Staff’s comment, the Company has provided disclosure in management’s discussion and analysis on page 85 regarding the estimated impact of these option issuances on future results of operations.  In estimating the grant date fair value of the options granted for purposes of this disclosure, the Company used an assumed initial public offering price of $19.00 (the mid-point of the estimated price range) in the option pricing model.

Risk Factors, page 17

2.                                       We note your revision on page 110 concerning the possibility the Federal Communications Commission would determine changes in the business’s ownership warrant a revision in the permitted space station list status of your satellites.  Please confirm in your response letter that the Federal Communications Commission’s review and possible revisions to the permitted space station list status of your satellites does not warrant risk factor disclosure.

The Company does not believe that the FCC’s review and possible revisions to the permitted space station list status of the Company’s satellites warrant risk factor disclosure.  The Company supplementally notes that in a related proceeding, the FCC has

granted its consent to the transfer of control of the Company’s earth station licenses.   In connection with this approval (which was granted on February 25, 2005), the FCC determined that the Reorganization and the public offering were pro forma (i.e., non-substantial) transactions that did not raise any issues relevant to the FCC’s public interest review.  The Company considers it highly unlikely that the FCC would reach a different conclusion with respect to the permitted space station list status of its satellites and therefore believes that risk factor disclosure is not warranted.

Dividend Policy and Restrictions, page 39

Estimated Cash Available to Pay Dividends. . . , page 41

3.                                       Revise the table to reflect the amount of dividends that would be paid and the amount of minimum adjusted EBITDA that would need to be generated if the underwriters’ overallotment option is exercised.

The Company has revised the table on page 42 in response to the Staff’s comment.

4.                                       Tell us in your response letter why the captions “Required amortization of indebtedness” and “Estimated difference between cumulative credit and 1.4x cumulative interest expense derived from the above” are no longer included in this table.

The Company removed the above-mentioned captions because it did not believe this information was useful to potential investors.  For example, the estimated difference between cumulative credit and 1.4x cumulative interest expense can only be calculated immediately prior to each dividend payment, making it difficult to estimate the proper annual amount.  Additionally, the Company removed the line item for required amortization of indebtedness from the table on page 42 because the mandatory requirement to repay 1% of debt per annum will not be applicable following the offering.

Pro Forma Cash Available to Pay Dividends, page 42

5.                                       We note your response to comment 15 and have further comment. It appears that your pro forma calculation of interest expense on page 59 includes $3.6 million related to the revolving credit facility.  Your disclosure on page F-20 indicates that, at December 31, 2004, there were no amounts outstanding under the credit facility.  Tell us in your response letter why this amount is included in the pro forma calculation on page 59 but excluded from the pro forma calculation of cash interest expense on indebtedness on page 42. Clarify for us in your response letter if any amounts had been drawn down and subsequently repaid during the period from November 2, 2004 to December 31, 2004. Tell us how you have determined the interest rate to be used in both the pro formas as well as the table on page 42, and if necessary, revise your calculation to use the current market rates in accordance with Article 11.  We believe that the amount of pro forma cash interest expense on indebtedness presented in the table on page 42 should be consistent with the amount of interest expense disclosed in the pro forma financial statements.

The Company supplementally advises the Staff that for the period from November 2, 2004 to December 31, 2004, the Company did not have any borrowings under the revolving credit facility.

For pro forma purposes, the Company assumed that the cash on hand utilized to fund the Acquisition has been deducted from the actual cash balances at the beginning of the pro forma period, January 1, 2004. This resulted in pro forma borrowings under the revolving credit facility prior to the date of Acquisition, both for the pro forma cash interest expense on indebtedness on page 43 and the pro forma interest expense on pages 59 and 60.  The Company utilized the same interest rates in both pro forma interest calculations, being the actual historic interest rates prevailing during the period covered by the pro forma information (i.e., year ended December 31, 2004).  On page 59, pro forma interest expense, net, of $39.2 million includes pro forma cash interest expense on indebtedness of $35.5 million (consistent with page 43) plus non-cash amortization of deferred financing costs of $3.7 million.

The Company has added disclosure on pages 43-44 and 60 in response to the Staff’s comment.  As indicated in the disclosure, the interest attributable to the borrowings under the revolving credit facility is included in both the calculation of pro forma cash interest expense on indebtedness on page 43 and the calculation of pro forma interest expense on page 60.

6.                                       Revise the caption in the table related to the gain arising on frequency coordination to indicate that this is a one-time payment received from the resolution of frequency coordination matters.  Revise your disclosure in footnote 11 to indicate the nature of the item and management’s expectations of recording similar transactions in the future.  If true, disclose that you do not expect these transactions to be a significant source of cash for the payment of dividends in future periods.

The Company has revised the caption in the table on page 43 and footnote 11 on page 45 in response to the Staff’s comment.

7.                                       Revise your disclosure in footnote 12 to the table, as well as in Note 2 to the Consolidated Financial Statements to more fully describe the $26.4 million of expenses recorded by the predecessor.  Specifically, describe in more detail who incurred these costs, why they were incurred, whether any of these costs were paid to the Blackstone Group and to which entities these costs relate.  We note that in Note 1, you define the “Acquisition” as the assumption of the assets and liabilities of New Skies Satellites N.V., but the discussion in Note 2 indicates that New Skies Satellites N.V. incurred these costs.

The Company has revised its disclosure in footnote 12 on page 45 and Note 2 to the consolidated financial statements on page F-8 in response to the Staff’s comment. The Company supplementally advises the Staff that $26.4 million was incurred by New Skies Satellites N.V. in connection with the sale of substantially all of its assets and liabilities to New Skies Investments S.a.r.l.  None of these fees or expenses was paid to the investment funds.

Dilution, page 54

8.                                       Please revise the disclosures concerning the company on a historic basis to indicate it has a net tangible deficit, not book value.

The Company supplementally notes that due to the Reorganization and the amended agreement for NSS-8, the Company will have a positive book value on a pro forma basis rather than a net tangible deficit.  Consequently, the Company has revised its disclosure on page 55 and does not believe that any revisions are necessary in response to the Staff’s comment.

Management’s Discussion and Analysis, page 62

Communications, Plant and Other Property, page 70

9.                                       We note on page 105 that launch insurance policies typically cover claims arising from events that take place during launch and for a fixed period of time following launch (in the case of NSS-7 and NSS-6, for three years).  Your in-orbit insurance policies cover claims that relate to events that take place after the expiration of the relevant launch insurance policy. Please disclose when you consider a satellite to be substantially complete and ready for its intended use.  Also disclose how you account for the insurance premiums incurred under your launch insurance policies for coverage of claims arising from events occurring in periods after the placement of the satellite in its intended orbit. Please similarly revise your accounting policy footnote on page F-11 and advise us in your response letter in detail. With respect to the NSS-7 and NSS-6 satellites, tell us in your response letter if you capitalized insurance premiums covering the three year period beyond the date of launch and, if so, explain to us your basis for this policy.

The Company respectfully informs the Staff that it considers a new satellite as being substantially complete and ready for its intended use when it is placed into commercial service.  Commercial service commences upon the successful launch and completion of in-orbit testing.  Launch insurance premiums are capitalized as part of the satellite cost.  While launch insurance also provides a limited period of in-orbit insurance coverage during the initial 12 month period following launch, the cost associated with any initial period of in-orbit operation is inconsequential due to the fact that:

(1)        after a successful launch, a satellite first has to undergo orbit raising, positioning, and then in-orbit testing in readiness for commercial service — a process that generally takes six weeks to three months and in some cases much longer, so the actual period of coverage that relates to in-orbit operation is always less than 12 months;

(2)          because the NSS-6 and NSS-7 satellites are brand new and are built with triple redundancy on certain critical sub-components, the likelihood of making a significant claim in the initial few months following the commencement of in-orbit operation is low (i.e., a claim will only arise if during this period a component fails to work and all associated back-up units also fail to work);

(3)          the satellite components are built with a long intended life span - the minimum manufacturer’s contractually obligated, designed lives of the Company’s newer satellites is 12 years; and

(4)          the satellite components are known to be in good order and working properly as evidenced by the extensive in-orbit testing that has just been completed (otherwise a claim would have been made under the launch insurance policy).

Hence, the initial in-orbit element of the launch insurance premium is not separated from the launch insurance premium itself on the grounds of immateriality.  At the end of the first year following launch, any subsequent in-orbit insurance purchased is treated as a prepaid operating expense and ratably recognized to expense over the period in which the coverage is provided.

For NSS-6 and NSS-7, the Company purchased launch insurance and, at the same time, agreed to the terms of in-orbit insurance for the satellites’ second and third years of operation.  In accordance with the policy outlined above, the respective launch insurance premiums were capitalized as part of the satellite cost and the premiums in respect of in-orbit coverage (for years two and three) were recorded as prepaid expenses and ratably recognized to expense over the period of coverage.  The Company has revised the disclosure on page 107 to further clarify this point.

In response to the Staff’s comment, the Company has also revised the “Communications, Plant and Other Property” accounting policy in Note 3 on pages F-11 and F-12.

Management, page 114

Employment Matters and Agreements, page 120

10.                                 In your summary of terms of the named executive officers’ agreements, please also include the annual cash bonus terms.

The Company has added disclosure regarding the annual cash bonus terms on page 123 in response to the Staff’s comment.

Exhibits

11.                                 We note that you intend to request confidential treatment for portions of exhibits 10.34 and 10.35.  Please be advised that we will not be in a position to consider a request for acceleration of effectiveness of the registration statement until we resolve all issues concerning your confidential treatment requests.

The Company is aware that the Staff will need adequate time to review the confidential treatment requests and will not be in a position to consider a request for acceleration of the S-1 Registration Statement until issues relating to these requests are resolved.

Form S-4 filed March 18, 2005

12.                                 To the extent applicable, please revise the registration statement to comply with the comments we have issued in our March 1 and March 18, 2005 letters and in this letter.

New Skies Satellites B.V. respectfully notifies the Staff that it intends to further amend the S-4 Registration Statement upon the completion of the review and comment process with respect to the S-1 Registration Statement, at which time New Skies Satellites B.V. will amend the S-4 Registration Statement in accordance with the Staff’s comment letters.

13.                                 Also include an English translation of New Skies Satellites B.V.’s deed of incorporation in exhibit 3.1.

New Skies Satellites B.V. will include an English translation of its deed of incorporation in exhibit 3.1 with its next filing of the S-4 Registration Statement.

*              *              *              *

We acknowledge your references to Rules 460 and 461 regarding requesting acceleration of a registration statement and will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

Please call me (212-455-3080) or Bret Ganis (212-455-2411) of my firm if you wish to discuss our responses to the comment letter.

Sincerely,

/s/ Risë B. Norman

Risë B. Norman